Summary of Business and Basis of Presentation (Details Narrative) - shares	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Summary Of Business And Basis Of Presentation Details Narrative
Potentially anti-dilutive shares	13,087,451	14,457,991